Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Parenthetical) (Details) ¥ in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
	Jul. 17, 2018 CNY (¥)	Jul. 17, 2018 CNY (¥)	Mar. 15, 2010	Feb. 28, 2018 shares	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Nov. 30, 2012	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite And Indefinite Lived Intangible Assets [Line Items]
Traffic acquisition service term			10 years
Intangible assets								¥ 1,678,193	$ 244,083	¥ 428,005
Indefinite-lived intangible assets								232,298	33,786
Skymoons
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets	¥ 707,000	¥ 707,000
Indefinite-lived intangible assets								¥ 232,298	$ 33,786	¥ 0
Skymoons | Mobile games in development
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets		¥ 240,000
Skymoons | Mobile games in development | Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Contract asset with useful life		4 years
Traffic Acquisition Agreement
Finite And Indefinite Lived Intangible Assets [Line Items]
Contract asset with useful life							7 years 3 months 18 days	4 years
Traffic acquisition service contract termination fee | $						$ 27,000
Excess of termination fee received over the book value of contract asset.					¥ 104,200	$ 15,155
Purchase Agreement | Class B Ordinary Shares
Finite And Indefinite Lived Intangible Assets [Line Items]
Stock issued during period, shares | shares				36,860,691
Published Mobile Games
Finite And Indefinite Lived Intangible Assets [Line Items]
Contract asset with useful life								2 years
Intangible assets	¥ 366,000
Published Mobile Games | Skymoons
Finite And Indefinite Lived Intangible Assets [Line Items]
Contract asset with useful life		2 years
Intangible assets		¥ 366,000
Technology | Skymoons
Finite And Indefinite Lived Intangible Assets [Line Items]
Contract asset with useful life		5 years
Intangible assets		¥ 101,000